Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Payments From induced Exercise of Warrants	$ 359
Private Placement [Member]
Proceeds from issuance of common stock and warrants, issuance costs	49	$ 47
Payments of Stock Issuance Costs	49	47
Underwritten Public Offering [Member]
Proceeds from issuance of common stock and warrants, issuance costs	2,075	727
Payments of Stock Issuance Costs	$ 2,075	$ 727